Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN BOND FUND INC
Prospectus Date	rr_ProspectusDate	Jan. 31, 2014
PC Shares | AllianceBernstein Municipal Bond Inflation Strategy
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AllianceBernstein Municipal Bond Inflation Strategy
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Strategy's investment objective is to maximize real after-tax return for investors subject to federal income taxes, without undue risk to principal.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE STRATEGY
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Strategy Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Strategy pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate was 15% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Strategy seeks real after-tax return for investors subject to federal income taxes. Real return is the rate of return after adjusting for inflation. The Strategy pursues its objective by investing principally in high-quality, predominantly investment-grade, municipal securities that pay interest exempt from federal taxation. As a fundamental policy, the Strategy will invest at least 80% of its net assets in municipal securities. These securities may be subject to the federal alternative minimum tax ("AMT") for some taxpayers.

The Strategy will invest at least 80% of its total assets in fixed-income securities rated A or better or the equivalent by one or more national rating agencies or deemed to be of comparable credit quality by the Adviser. In deciding whether to take direct or indirect exposure, the Strategy may invest up to 20% of its total assets in fixed-income securities rated BB or B or the equivalent by one or more national rating agencies (or deemed to be of comparable credit quality by the Adviser), which are not investment-grade ("junk bonds"). If the rating of a fixed-income security falls below investment grade, the Strategy will not be obligated to sell the security and may continue to hold it if, in the Adviser's opinion, the investment is appropriate under the circumstances.

The Adviser selects securities for purchase or sale based on its assessment of the securities' risk and return characteristics as well as the securities' impact on the overall risk and return characteristics of the Strategy. In making this assessment, the Adviser takes into account various factors, including the credit quality and sensitivity to interest rates of the securities under consideration and of the Strategy's other holdings. The Strategy may invest in fixed-income securities with any maturity and duration.

To provide inflation protection, the Strategy will typically enter into inflation swaps. The Strategy may use other inflation-indexed instruments. Payments to the Strategy pursuant to swaps will result in taxable income, either ordinary income or capital gains, rather than income exempt from federal income taxation. It is expected that the Strategy's primary use of derivatives will be for the purpose of inflation protection.

The Strategy may also invest in:
  forward commitments;
  zero-coupon municipal securities and variable, floating and inverse floating-rate municipal securities;
  certain types of mortgage-related securities; and
  derivatives, such as options, futures, forwards and swaps.
		The Strategy may utilize leverage for investment purposes through the use of tender option bond transactions ("TOBs"). The Adviser will consider the impact of TOBs, swaps and other derivatives in making its assessments of the Strategy's risks. The resulting exposures to markets, sectors, issuers or specific securities will be continuously monitored by the Adviser.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Market Risk: The value of the Strategy's assets will fluctuate as the bond market fluctuates. The value of the Strategy's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.
  Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.
  Municipal Market Risk: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Strategy's investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. To the extent that the Strategy invests more of its assets in a particular state's municipal securities, the Strategy is vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism and catastrophic natural disasters. The Strategy's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.
  Interest Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.
  Duration Risk: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.
  Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Strategy's assets can decline as can the value of the Strategy's distributions. This risk is significantly greater for fixed-income securities with longer maturities.
  Derivatives Risk: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Strategy, and may be subject to counterparty risk to a greater degree than more traditional investments.
  Leverage Risk: To the extent the Strategy uses leveraging techniques, such as TOBs, its NAV may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Strategy's investments.
  Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Strategy from selling out of these illiquid securities at an advantageous price. Derivatives and securities involving substantial market and credit risk tend to involve greater liquidity risk. The Strategy is subject to liquidity risk because the market for municipal securities is generally smaller than many other markets.
  Management Risk: The Strategy is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.
		As with all investments, you may lose money by investing in the Strategy.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Strategy.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:
  how the Strategy's performance changed from year to year over the life of the Strategy; and
  how the Strategy's average annual returns for one year and since inception compare to those of a broad-based securities market index.
You may obtain updated performance information on the Strategy's website at www.bernstein.com (click on "Investments" then "Stocks" then "Mutual Fund Performance at a Glance").

		The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
  how the Strategy's performance changed from year to year over the life of the Strategy; and
  how the Strategy's average annual returns for one year and since inception compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Bar Chart
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The annual returns in the bar chart are for the Strategy's Class 1 shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Strategy's: Best Quarter was up 2.48%, 2nd quarter, 2011; and Worst Quarter was up down -3.92%, 2nd quarter, 2013.
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For the periods ended December 31, 2013)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns: -Are shown for Class 1 shares only and will vary for Class 2 because Class 2 shares have different expense ratios;
PC Shares | AllianceBernstein Municipal Bond Inflation Strategy | Class 1
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.07%
Total Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	0.67%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[1]
Total Annual Strategy Operating Expenses	rr_NetExpensesOverAssets	0.60%	[2]
After 1 Year	rr_ExpenseExampleYear01	61
After 3 Years	rr_ExpenseExampleYear03	207
After 5 Years	rr_ExpenseExampleYear05	366
After 10 Years	rr_ExpenseExampleYear10	828
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006
2007	rr_AnnualReturn2007
2008	rr_AnnualReturn2008
2009	rr_AnnualReturn2009
2010	rr_AnnualReturn2010
2011	rr_AnnualReturn2011	7.07%
2012	rr_AnnualReturn2012	5.27%
2013	rr_AnnualReturn2013	(3.54%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.92%)
1 Year	rr_AverageAnnualReturnYear01	(3.54%)	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	2.28%	[3],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 26, 2010	[3]
PC Shares | AllianceBernstein Municipal Bond Inflation Strategy | Class 2
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component2OtherExpensesOverAssets	0.07%
Total Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	0.57%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[1]
Total Annual Strategy Operating Expenses	rr_NetExpensesOverAssets	0.50%	[2]
After 1 Year	rr_ExpenseExampleYear01	51
After 3 Years	rr_ExpenseExampleYear03	176
After 5 Years	rr_ExpenseExampleYear05	311
After 10 Years	rr_ExpenseExampleYear10	$ 707
1 Year	rr_AverageAnnualReturnYear01	(3.44%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.36%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 26, 2010
PC Shares | AllianceBernstein Municipal Bond Inflation Strategy | Return After Taxes on Distributions | Class 1
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.57%)	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	2.18%	[3],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 26, 2010	[3]
PC Shares | AllianceBernstein Municipal Bond Inflation Strategy | Return After Taxes on Distributions and Sale of Strategy Shares | Class 1
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.46%)	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	2.05%	[3],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 26, 2010	[3]
PC Shares | AllianceBernstein Municipal Bond Inflation Strategy | Barclays Capital TIPS 1-10 Year Index (reflects no deduction for fees, taxes or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.58%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.95%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 26, 2010

[1]	The fee waiver and/or expense reimbursement agreement will remain in effect until January 31, 2015 and will be automatically extended for one-year terms unless the Adviser provides notice of termination 60 days prior to that date.
[2]	After Fee Waiver and/or Expense Reimbursement
[3]	After-tax returns: -Are shown for Class 1 shares only and will vary for Class 2 because Class 2 shares have different expense ratios; Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[4]	Inception date for both Classes is 01/26/2010.